Property and Equipment, Net - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Assets under capital leases	$ 1,500,000		$ 1,400,000	$ 3,000,000
Accumulated depreciation	700,000		500,000	1,400,000
Depreciation expense	6,460,000	5,552,000	11,737,000	11,676,000	9,201,000
Accumulated depreciation	53,936,000		48,430,000	39,404,000
Impairment loss recognized	0	0	800,000	2,800,000	400,000
Internally developed software
Property, Plant and Equipment [Line Items]
Depreciation expense	2,900,000	2,200,000	4,500,000	2,400,000	1,600,000
Accumulated depreciation	$ 27,400,000		$ 25,300,000	$ 19,700,000